DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Deposits	155	96
Prepayments	89	1,386
Advance to suppliers*	871	70
Lease receivables – Current	568	967
Goods and services tax receivable	-	444
Others	125	33
	1,808	2,996

Lease receivables – Non-current	343	304

*	Advance to suppliers was related to purchase orders.

SCHEDULE OF DIRECT FINANCING LEASE INCOME

Details of the Company’s lease income from direct financing leases for the years ended December 31, 2023, 2024 and 2025 as follows:

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Profit at lease commencement	34	152	286
Interest income on lease receivables	34	616	266
Total lease income	68	768	552

SCHEDULE OF DIRECT FINANCING LEASE NET INVESTMENT IN LEASE

Net investment in leases as of December 31, 2024 and 2025 were:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Lease receivable	911	1,271
Unguaranteed residual assets	90	445
Early settlement	-	(156)
Net investment – direct financing leases	1,001	1,560

SUMMARY OF MATURITY OF LEASE RECEIVABLES

The maturity of lease receivables as of December 31, 2025 is as follows:

As of Dec 31, 2025
S$’000

Not later than one year	1,428
Later than one year but not later than five years	325
Gross investment in lease	1,753
Less: Unearned finance income	(1,271)
Present value of minimum lease payment receivables	482
Non-current finance lease receivables	304
Current finance lease receivables	967